Expense Example - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 20%	Nov. 29, 2022 USD ($)
Fidelity Advisor Asset Manager 20% - Class A
Expense Example:
1 year	$ 654
3 years	822
5 years	1,004
10 years	1,530
Fidelity Advisor Asset Manager 20% - Class C
Expense Example:
1 year	260
3 years	496
5 years	855
10 years	1,666
Fidelity Advisor Asset Manager 20% - Class M
Expense Example:
1 year	455
3 years	678
5 years	919
10 years	1,610
Fidelity Advisor Asset Manager 20% - Class I
Expense Example:
1 year	57
3 years	179
5 years	313
10 years	701
Fidelity Advisor Asset Manager 20% - Class Z
Expense Example:
1 year	49
3 years	154
5 years	269
10 years	$ 604